NOTE 9 - INCOME TAX	9 Months Ended
May 31, 2019
Disclosure Text Block [Abstract]
NOTE 9 - INCOME TAX

NOTE 9 – INCOME TAX

The Company is subject to Malaysia income tax laws. The standard corporate tax rate is 24%, while the rate for resident small and medium-sized companies (i.e. companies incorporated in Malaysia with paid-up capital of MYR 2.5 million or less and that are not part of a group containing a companying exceeding this capitalization threshold) is 17% (reduced from 18%, effective 2019) on the first MYR 500,000 (approximately $120,907), with the balance being tax at the 24% rate.

For the nine months ended May 31, 2019 and from April 2, 2018 (inception) to August 31, 2018, the Company did not record income tax expenses because it reported operating losses.

The Company has Net Operating Loss and Capital Allowance that may be available to reduce future years’ taxable income. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a full valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

The net taxable income (losses) before income taxes and its provision for income taxes as follows:

	Nine Months Ended May 31,	April 2, 2018 (Inception) to August 31,
	2019	2018
Net profit/(loss) before income taxes	$ (2,897,213)	$ (1,291,958)
Tax rate	17%	18%
Tax expenses (benefit) at the statutory tax rate	(492,526)	(232,553)

Tax effects of:
Income not subject to tax	-	(1,303)
Utilization of deferred tax assets previously not recognized	-	-
Non-deductible expenses (Permanent)	311,730	193,982
Non-deductible expenses (Temporary)	(5,478)	(9,562)
Income tax expense (benefit), net	$ (186,274)	$ (49,436)

The components of deferred tax assets and liabilities as follows:

	May 31,	August 31,
	2019	2018
Deferred tax asset
Capital Allowance	$ 8,473	$ 9,850
Net operating loss carryover	177,800	35,573
Valuation allowance	(186,274)	(45,423)
Deferred tax assets, net	$ -	$ -